RELATED PARTY TRANSACTIONS (Details) In Millions, unless otherwise specified	0 Months Ended
	Jun. 19, 2013 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Jun. 19, 2013 Eurobank Ergasias Sa EUR (€)
Related Party Transaction Due From To Related Party Textual Details [Abstract]
Loans to related parties			€ 108	€ 88
Deposits to related parties			16	12
Letters of guarantee to related parties			15	16
Receivables from affiliates			16	8
Payables to affiliates			145	460
Letters of guarantee to affiliates			2	8
Income from affiliates			38	34
Expense to affiliates			13	15
Receivables from the employee benefits related funds			674	582
Payables to the employee benefits related funds			142	134
Loans with reduced interest rates			6	6
Reduced Fixed Interest Rate For Employees Mortgage loans		2.10%	2.10%
Contribution by HFSF of EFSF bonds			9,756	9,756
HFSF contribution in share capital increase	8,677	0	0	8,677	0
Underwriting fees	90
Related Party Transaction Due From To Related Party [Line Items]
Share capital increase covered by private investors						€ 1,079